UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end:  December 31, 2013

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

Principal
Amount	Corporate Bonds (94.9%)	Value	(a)

	Advertising & Marketing (1.0%)
	Lamar Media Corp.
$1,850,000	5.875%, 02/01/22	$1,905,500

	Aerospace & Defense (0.9%)
	Alliant Techsystems, Inc.
825,000	5.250%, 10/01/21 144A	827,063

	Oshkosh Corp.
750,000	8.500%, 03/01/20	791,250

		1,618,313

	Apparel & Textile Products (2.0%)
	Carter's Inc.
900,000	5.250%, 08/15/21	927,000

	Levi Strauss & Co.
1,700,000	7.625%, 05/15/20	1,793,500

	Wolverine World Wide, Inc.
1,000,000	6.125%, 10/15/20	1,045,000

		3,765,500

	Cable & Satellite (5.3%)
	CCO Holdings LLC
1,075,000	7.000%, 01/15/19	1,116,656
3,000,000	6.500%, 04/30/21	3,127,500

	Cequel Communications Holdings I, LLC
1,850,000	6.375%, 09/15/20 144A	1,903,188

	DISH Network Corp.
1,400,000	4.250%, 04/01/18	1,403,500
2,200,000	5.125%, 05/01/20	2,194,500

		9,745,344

	Casinos & Gaming (4.0%)
	Churchill Downs, Inc.
1,500,000	5.375%, 12/15/21 144A	1,503,750

	Pinnacle Entertainment, Inc.
650,000	8.750%, 05/15/20	687,375
1,750,000	7.500%, 04/15/21	1,820,000
1,000,000	6.375%, 08/01/21	1,045,000

	Wynn Las Vegas LLC
800,000	7.750%, 08/15/20	849,000
1,500,000	5.375%, 03/15/22	1,526,250

		7,431,375

	Communications Equipment (1.8%)
	CommScope, Inc.
1,350,000	5.000%, 06/15/21 144A	1,323,000

	ViaSat, Inc.
1,875,000	6.875%, 06/15/20	1,987,500

		3,310,500

	Consumer Products (0.6%)
	Prestige Brands, Inc.
1,000,000	8.125%, 02/01/20	1,065,000

	Consumer Services (6.1%)
	Aramark Corp.
4,150,000	5.750%, 03/15/20	4,253,750

	Service Corp. International
2,750,000	4.500%, 11/15/20	2,667,500
1,000,000	5.375%, 01/15/22	1,010,000

	United Rentals, Inc.
900,000	7.375%, 05/15/20	956,250
2,300,000	8.375%, 09/15/20	2,472,500

		11,360,000

	Containers & Packaging (4.6%)
	Crown Holdings, Inc.
3,500,000	6.250%, 02/01/21	3,675,000

	Graphic Packaging Holding Co.
1,900,000	7.875%, 10/01/18	1,980,750

	Sealed Air Corp.
1,100,000	6.500%, 12/01/20 144A	1,172,875

	Silgan Holdings, Inc.
1,650,000	5.000%, 04/01/20	1,658,250

		8,486,875

	Electrical Equipment Manufacturing (0.6%)
	Anixter, Inc.
1,040,000	5.125%, 10/01/21	1,027,000

	Entertainment Content (1.7%)
	DreamWorks Animation SKG, Inc.
750,000	6.875%, 08/15/20 144A	783,750

	Harron Communications, LP
800,000	9.125%, 04/01/20 144A	872,000

	WMG Acquisition Corp,
1,400,000	6.000%, 01/15/21 144A	1,417,500

		3,073,250

	Entertainment Resources (4.7%)
	AMC Entertainment
1,250,000	5.875%, 02/15/22	1,259,375

	Cinemark Holdings, Inc.
3,750,000	7.375%, 06/15/21	4,012,500
925,000	5.125%, 12/15/22	908,813

	Live Nation Entertainment, Inc.
1,650,000	7.000%, 09/01/20 144A	1,753,125

	Regal Entertainment
775,000	5.750%, 03/15/22	776,938

		8,710,751

	Exploration & Production (11.1%)
	Antero Resources Corp.
2,000,000	6.000%, 12/01/20	2,040,000
1,500,000	5.375%, 11/01/21	1,492,500

	Athlon Holdings LP
850,000	7.375%, 04/15/21	924,375

	Bonanza Creek Energy, Inc.
2,100,000	6.750%, 04/15/21	2,163,000

	Kodiak Oil & Gas Corp.
1,200,000	5.500%, 01/15/21	1,212,000

	Oasis Petroleum, Inc.
1,500,000	6.500%, 11/01/21	1,563,750

	Range Resources Corp.
650,000	6.750%, 08/01/20	684,125

	SM Energy Co.
2,100,000	6.625%, 02/15/19	2,178,750
850,000	6.500%, 11/15/21	898,875

	Whiting Petroleum Corp.
4,600,000	6.500%, 10/01/18	4,755,250
1,625,000	5.000%, 03/15/19	1,669,688
1,000,000	5.750%, 03/15/21	1,057,500

		20,639,813

	Food & Beverage (4.9%)
	B&G Foods, Inc.
1,250,000	4.625%, 06/01/21	1,190,625

	Big Heart Pet Brands
4,100,000	7.625%, 02/15/19	4,069,250

	H.J. Heinz Co.
3,850,000	4.250%, 10/15/20	3,825,938

		9,085,813

	Hardware (0.5%)
	NCR Corp.
1,000,000	5.875%, 12/15/21	1,022,500

	Health Care Facilities & Services (5.0%)
	AmSurg Corp.
2,150,000	5.625%, 11/30/20	2,171,500

	Davita, Inc.
3,000,000	6.625%, 11/01/20	3,146,250
750,000	5.750%, 08/15/22	777,188

	HCA Holdings, Inc.
3,000,000	7.750%, 05/15/21	3,206,250

		9,301,188

	Industrial Other (3.2%)
	Aecom Technology Corp.
1,225,000	5.750%, 10/15/22 144A	1,229,594

	Sabine Pass Liquefaction, LLC
1,200,000	5.625%, 02/01/21	1,233,000

	SBA Telecommunications Corp.
1,600,000	5.750%, 07/15/20	1,628,000

	VWR Funding, Inc.
1,850,000	7.250%, 09/15/17	1,926,313

		6,016,907

	Leisure Products (0.3%)
	Jarden Corp.
500,000	6.125%, 11/15/22	518,750

	Machinery Manufacturing (0.5%)
	Mueller Water Products, Inc.
868,000	7.375%, 06/01/17	882,105

	Medical Equipment & Devices Manufacturing (4.2%)
	Biomet, Inc.
2,000,000	6.500%, 08/01/20	2,120,000
1,850,000	6.500%, 10/01/20	1,942,500

	Teleflex, Inc.
3,500,000	6.875%, 06/01/19	3,666,250

		7,728,750

	Oil & Gas Services & Equipment (3.9%)
	Parker Drilling Co.
975,000	7.500%, 08/01/20	1,018,875

	SESI LLC
1,000,000	6.375%, 05/01/19	1,040,000
3,000,000	7.125%, 12/15/21	3,315,000

	Seventy Seven Energy, Inc.
1,175,000	6.500%, 07/15/22 144A	1,154,438

	Seventy Seven Operating LLC
700,000	6.625%, 11/15/19	719,250

		7,247,563

	Pharmaceuticals (0.9%)
	Valeant Pharmaceuticals International, Inc.
600,000	7.000%, 10/01/20 144A	627,000
1,100,000	6.375%, 10/15/20 144A	1,130,250

		1,757,250

	Pipeline (3.5%)
	Crestwood Midstream Partners LP
875,000	6.000%, 12/15/20	879,375

	Hiland Partners L.P.
1,000,000	7.250%, 10/01/20 144A	1,060,000

	Holly Energy Partners, LP
800,000	6.500%, 03/01/20	824,000

	Markwest Energy Partners LP
1,250,000	6.750%, 11/01/20	1,318,750

	Targa Resources Partners LP
650,000	6.875%, 02/01/21	693,875
700,000	6.375%, 08/01/22	745,500

	Tesoro Logistics LP
900,000	6.125%, 10/15/21	929,250

		6,450,750

	Publishing & Broadcasting (5.4%)
	LIN Television Corp.
1,000,000	6.375%, 01/15/21	1,007,500

	Nielsen Holdings N.V.
1,800,000	4.500%, 10/01/20	1,741,500

	Sirius XM Radio, Inc.
825,000	5.875%, 10/01/20 144A	835,313

	Starz LLC
6,450,000	5.000%, 09/15/19	6,514,500

		10,098,813

	Real Estate (5.8%)
	Corrections Corporation of America
1,000,000	4.125%, 04/01/20	980,000

	CTR Partnership LP/CareTrust Capital Corp.
1,100,000	5.875%, 06/01/21 144A	1,100,000

	GEO Group, Inc.
2,000,000	6.625%, 02/15/21	2,100,000
1,000,000	5.875%, 01/15/22	1,010,000

	Iron Mountain, Inc.
1,150,000	8.375%, 08/15/21	1,197,438

	MPT Operating Partnership LP
3,200,000	6.875%, 05/01/21	3,424,000

	Ryman Hospitality Properties
1,000,000	5.000%, 04/15/21	975,000

		10,786,438

	Refining & Marketing (1.0%)
	Tesoro Corp.
800,000	5.375%, 10/01/22	796,000

	Western Refinancing, Inc.
1,000,000	6.250%, 04/01/21	1,015,830

		1,811,830

	Retail - Consumer Discretionary (0.6%)
	Netflix, Inc.
1,100,000	5.375%, 02/01/21	1,122,000

	Semiconductors (1.5%)
	NXP Semiconductors B.V.
1,650,000	5.750%, 02/15/21 144A	1,674,750

	Sensata Technologies
1,150,000	6.500%, 05/15/19 144A	1,198,875

		2,873,625

	Software & Services (3.2%)
	Activision Blizzard, Inc.
1,350,000	5.625%, 09/15/21 144A		1,404,000

	SunGard Data Systems, Inc.
1,850,000	7.375%, 11/15/18		1,905,500
900,000	6.625%, 11/01/19		900,000
1,625,000	7.625%, 11/15/20		1,698,125

			5,907,625

	Transportation & Logistics (1.2%)
	Hornbeck Offshore Services, Inc.
2,250,000	5.875%, 04/01/20		2,250,000

	Travel & Lodging (1.1%)
	Hilton Worldwide Holdings, Inc.
2,000,000	5.625%, 10/15/21 144A		2,060,000

	Waste & Environment Services & Equipment (1.0%)
	Covanta Holding Corp.
1,700,000	7.250%, 12/01/20		1,810,500

	Wireless Telecommunication Services (2.8%)
	Intelsat Jackson Holdings, Ltd.
3,700,000	7.250%, 10/15/20		3,912,750

	Telestat Canada
1,250,000	6.000%, 05/15/17 144A		1,279,688

			5,192,438

	Wireline Telecom Services (1.9%)
	Equinix, Inc.
1,325,000	4.875%, 04/01/20		1,311,750
1,350,000	7.000%, 07/15/21		1,446,188

	West Corp.
825,000	5.375%, 07/15/22 144A		761,063

			3,519,001

	Total Investments (cost $181,557,872- note b)	96.8%	179,583,067
	Other assets less liabilities	3.2	5,881,436
	Net Assets	100.0%	$185,464,503

Percent of
Portfolio Distribution	Investments
Advertising & Marketing	1.1%
Aerospace & Defense	0.9
Apparel & Textile Products	2.1
Cable & Satellite	5.4
Casinos & Gaming	4.1
Communications Equipment	1.8
Consumer Products	0.6
Consumer Services	6.3
Containers & Packaging	4.7
Electrical Equipment Manufacturing	0.6
Entertainment Content	1.7
Entertainment Resources	4.9
Exploration & Production	11.5
Food & Beverage	5.1
Hardware	0.6
Health Care Facilities & Services	5.2
Industrial Other	3.3
Leisure Products	0.3
Machinery Manufacturing	0.5
Medical Equipment & Devices Manufacturing	4.3
Oil & Gas Services & Equipment	4.0
Pharmaceuticals	1.0
Pipeline	3.6
Publishing & Broadcasting	5.6
Real Estate Investment Trust	6.0
Refining & Marketing	1.0
Retail - Consumer Discretionary	0.6
Semiconductors	1.6
Software & Services	3.3
Transportation & Logistics	1.3
Travel & Lodging	1.1
Waste & Environment Services & Equipment	1.0
Wireless Telecommunication Services	2.9
Wireline Telecom Services	2.0

100.0%

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $181,562,086 amounted to $1,979,019, which consisted of aggregate gross unrealized appreciation of $480,727 and aggregate gross unrealized depreciation of $2,459,746.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+:
Corporate Obligations	179,583,067
Level 3 – Significant Unobservable Inputs	-
Total	$179,583,067

 +See schedule of investments for a detailed listing of securities.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2014
(unaudited)

		Market
Shares	Common Stocks (97.5%)	Value	(a)

	Apparel & Textile Products (1.9%)
13,281	Carter's, Inc.	$1,029,543
10,043	PVH Corp.	1,216,709
23,109	Wolverine World Wide, Inc.	579,112
		2,825,364

	Beverages (2.2%)
39,044	Constellation Brands, Inc.+	3,403,075

	Cable & Satellite (5.6%)
13,080	Charter Communications, Inc.+	1,979,920
34,600	Comcast Corp.	1,860,788
13,508	DIRECTV+	1,168,712
40,967	DISH Network Corp.+	2,645,649
18,394	EchoStar Corp.+	896,891
		8,551,960

	Casinos & Gaming (2.1%)
7,668	Churchill Downs, Inc.	747,630
52,712	Pinnacle Entertainment, Inc.+	1,322,544
6,175	Wynn Resorts Ltd.	1,155,219
		3,225,393

	Catalog & Television Based Retailer (2.2%)
119,205	Liberty Interactive Corp.+	3,399,727

	Communications Equipment (0.5%)
13,223	ViaSat, Inc.+	728,852

	Consumer Finance (0.8%)
20,390	Fidelity National Information Services, Inc.	1,147,957

	Consumer Products (0.5%)
22,766	Prestige Brands, Inc.	736,935

	Consumer Services (6.6%)
104,007	Aramark Corp.	2,735,384
215,414	Service Corp. International	4,553,852
24,371	United Rentals, Inc.+	2,707,618
		9,996,854

	Containers & Packaging (10.9%)
41,788	Ball Corp.	2,643,927
153,620	Berry Plastics Corp.+	3,877,369
90,429	Crown Holdings, Inc.+	4,025,899
243,747	Graphic Packaging Holding Co.+	3,029,775
49,591	Sealed Air Corp.	1,729,734
25,356	Silgan Holdings, Inc.	1,191,732
		16,498,436

	Entertainment Content (2.8%)
21,592	DreamWorks Animation SKG, Inc.+	588,814
82,731	Lions Gate Entertainment Corp.	2,727,641
27,572	Twenty-First Century Fox (Class B)	918,423
		4,234,878

	Entertainment Resources (2.8%)
84,636	AMC Entertainment	1,945,782
42,156	Live Nation Entertainment, Inc.+	1,012,587
67,902	Regal Entertainment	1,349,892
		4,308,261

	Exploration & Production (6.8%)
52,763	Antero Resources Corp.+	2,896,161
29,764	Bonanza Creek Energy, Inc.+	1,693,572
20,365	Oasis Petroleum, Inc.+	851,461
18,157	SM Energy Co.	1,416,246
43,721	Whiting Petroleum Corp.+	3,390,564
		10,248,004

	Flow Control Equipment (0.7%)
10,510	SPX Corp.	987,204

	Food & Beverage (1.3%)
69,010	B&G Foods, Inc.	1,901,226

	Generic Pharmaceuticals (5.4%)
16,539	Actavis, Inc.+	3,990,530
91,487	Mylan, Inc.+	4,161,744
		8,152,274

	Hardware (3.0%)
91,559	CDW Corp.	2,842,907
52,720	NCR Corp.+	1,761,375
		4,604,282

	Health Care Facilities & Services (8.0%)
78,870	Amsurg Corp.+	3,947,444
69,611	Envision Healthcare Corp.+	2,414,109
81,747	HCA Holdings, Inc.+	5,764,798
		12,126,351

	Health Care Supplies (2.0%)
19,757	Cooper Companies, Inc.	3,077,153

	Health Care Supply Chain (0.4%)
15,169	Catamaran Corp.+	639,373

	Lodging (2.8%)
51,211	Starwood Hotels & Resorts Worldwide, Inc.	4,261,267

	Medical Equipment & Devices Manufacturing (0.7%)
9,931	Teleflex, Inc.	1,043,152

	Oil & Gas Services & Equipment (0.7%)
31,247	Superior Energy Services, Inc.	1,027,089

	Packaged Food (1.8%)
30,463	Pinnacle Foods, Inc.	994,617
22,319	Treehouse Foods, Inc.+	1,796,680
		2,791,297

	Pharmaceuticals (0.7%)
7,994	Valeant Pharmaceuticals International, Inc.+	1,048,813

	Publishing & Broadcasting (6.3%)
14,932	Liberty Media Corp. Class A+	704,492
74,659	Liberty Media Corp. Class C+	3,508,226
83,963	Nielsen Holdings N.V.	3,722,080
50,946	Starz LLC+	1,685,294
		9,620,092

	Real Estate Investment Trust (6.3%)
33,239	CB Richard Ellis Services, Inc.+	988,528
78,974	Corrections Corporation of America	2,713,547
60,763	GEO Group, Inc.	2,322,362
86,724	Host Hotels & Resorts, Inc.	1,849,823
36,313	Ryman Hospitality Properties	1,717,605
		9,591,865

	Semiconductors (5.6%)
13,087	Avago Technologies Ltd.	1,138,569
63,524	NXP Semiconductors N.V.+	4,346,947
68,637	Sensata Technologies+	3,056,406
		8,541,922

	Software & Services (1.5%)
107,262	Activision Blizzard, Inc.	2,229,977

	Telecom Carriers (2.7%)
99,795	tw telecom holdings, inc.+	4,152,470

	Transportation & Logistics (0.5%)
20,999	Hornbeck Offshore Services, Inc.+	687,297

	Travel & Lodging (0.5%)
33,392	Hilton Worldwide Holdings, Inc.+		822,445

	Wireless Telecommunication Services (0.9%)
79,132	Intelsat S.A.+		1,356,322

	Total Investments (cost $119,946,043 - note b)	97.5%	147,967,567
	Other assets less liabilities	2.5	3,753,826
	Net Assets	100.0%	$151,721,393

	+ Non-income producing security.

Percent of
Portfolio Distribution	Investments
Apparel & Textile Products	1.9%
Beverages	2.3
Cable & Satellite	5.8
Casinos & Gaming	2.2
Catalog & Television Based Retailer	2.3
Communications Equipment	0.5
Consumer Finance	0.8
Consumer Products	0.5
Consumer Services	6.7
Containers & Packaging	11.1
Entertainment Content	2.9
Entertainment Resources	2.9
Exploration & Production	6.9
Flow Control Equipment	0.7
Food & Beverage	1.3
Generic Pharmaceuticals	5.5
Hardware	3.1
Health Care Facilities & Services	8.2
Health Care Supplies	2.1
Health Care Supply Chain	0.4
Lodging	2.9
Medical Equipment & Devices Manufacturing	0.7
Oil & Gas Services & Equipment	0.7
Packaged Food	1.9
Pharmaceuticals	0.7
Publishing & Broadcasting	6.5
Real Estate investment Trust	6.5
Semiconductors	5.8
Software & Services	1.5
Telecom Carriers	2.8
Transportation & Logistics	0.5
Travel & Lodging	0.5
Wireless Telecommunication Services	0.9
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2014
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $120,005,039 amounted to $27,962,528, which consisted of aggregate gross unrealized appreciation of $30,230,440 and aggregate gross unrealized depreciation of $2,267,912.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks+	$147,967,567
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$147,967,567

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
November 12, 2014

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 12, 2014